Derivatives (assets and liabilities) and Short positions - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	€ 125,458	€ 148,187	€ 146,346
Financial liabilities at fair value through profit or loss that meet definition of held for trading	107,624	108,765	105,218
Derivatives
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	57,892	74,369	76,414
Derivatives | Interest rate risk
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	37,582	48,124	49,095
Derivatives | Currency risk
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	18,014	23,500	23,444
Derivatives | Price risk
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	2,040	2,402	3,343
Derivatives | Other risks
Financial instruments
Financial liabilities at fair value through profit or loss that meet definition of held for trading	256	343	532
Derivatives
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	57,243	72,043	76,724
Derivatives | Interest rate risk
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	38,030	47,884	51,576
Derivatives | Currency risk
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	16,320	21,087	21,924
Derivatives | Price risk
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	2,167	2,599	2,598
Derivatives | Other risks
Financial instruments
Financial assets at fair value through profit or loss, classified as held for trading	€ 726	€ 473	€ 626